Borrowed Funds and Subordinated Debentures - Scheduled Maturities of Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2017	$ 66,000
2018	15,000
2019	0
2020	30,000
2021	10,000
Thereafter	10,310
Total	131,310
FHLB borrowings and repurchase agreements:
Debt Instrument [Line Items]
2017	66,000
2018	0
2019	0
2020	30,000
2021	10,000
Thereafter	0
Total	106,000
Repurchase agreements:
Debt Instrument [Line Items]
2017	0
2018	15,000
2019	0
2020	0
2021	0
Thereafter	0
Total	15,000	$ 15,000	$ 15,000
Subordinated debentures
Debt Instrument [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
Thereafter	10,310
Total	$ 10,310	$ 15,465	$ 15,465